TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets

	Year ended december 31,
	2015	2014

Net loss carry-forward	10,004	10,525
Other additions for tax Purposes	183	154
Net deferred tax asset before valuation allowance	10,187	10,679
Valuation allowance	(10,187)	(10,679)
Net deferred tax asset	–	-

Schedule of Net Profit (Loss)
	Year ended december 31,
	2015	2014

United States	(461)	(238)
Israel	2,579	896
	2,118	658

Schedule of Net Operating Loss Carry-Forwards
C.	Tax Loss Carry-Forwards:

Net operating loss carry-forwards as of December 31, 2015 are as follows:

Israel	38,926
United States *	1,218
40,144

Net operating loss carry-forwards as of December 31, 2014 are as follows:

Israel	41,684
United States *	757
42,441